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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund
Portfolio of Investments - December 31, 2009 (unaudited)

Credit Rating			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 97.9% of Net Assets

		ALABAMA: 1.4%
Aa2	AAA	Troy University Facilities Revenue, Series A (Assured Guaranty Insured), 4.125%, 11/1/23	$ 420,000	$ 416,266

		ARIZONA: 6.6%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (ETM)(Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	40,000	41,528
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue, 5%, 7/1/16	100,000	100,284
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	152,069
A2	AA	Glendale Western Loop 101 Public Facilities Revenue, 6%, 7/1/24	525,000	570,586
nr	nr	Maricopa County Stadium Revenue (AMBAC Insured), 5.25%, 6/1/12	250,000	275,098
Aa3	AAA	Maricopa County Unified School District #41 (Gilbert)(FSA Insured), 5.8%, 7/1/14	250,000	292,795
Baa3	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	79,455
A3	A	Northern Arizona University (AMBAC Insured), 5%, 9/1/23	150,000	155,516
Aa2	AAA	Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	242,644

		ARKANSAS: 0.7%
Aa3	AAA	Fort Smith Water & Sewer Revenue (FSA Insured), 5%, 10/1/21	175,000	197,694

		DISTRICT OF COLUMBIA: 1.0%
A1	A	District of Columbia, Series B-3, 5.5%, 6/1/12	285,000	301,248

		FLORIDA: 6.9%
nr	A	Emerald Coast Utilities Authority Revenue (FGIC Insured)(MBIA Insured), 5%, 1/1/25	1,010,000	1,037,129
Aa3	nr	Palm Beach County Solid Waste Authority Revenue (AMBAC Insured), 6%, 10/1/10	195,000	199,715
Aa3	AAA	Peace River, Manasota Regional Water Supply Authority Revenue (FSA Insured), 5.0%, 10/1/23	750,000	778,320

		GEORGIA: 3.0%
Aa3	AAA	Atlanta Water & Wastewater Revenue (FSA Insured), 5.75%, 11/1/30	300,000	333,021
A3	nr	Emanuel County Hospital Revenue (AMBAC Insured), 4.3%, 7/1/17	250,000	279,072
Aa1	AA+	Gwinnett County Development Authority Public Schoos Proj. Certificate of Participation, 5.25%, 1/1/18 (NATL-RE Insured)	225,000	251,892

		ILLINOIS: 4.8%
Aa3	nr	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	361,974
A1	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5%, 12/30/24	1,000,000	1,046,790

		INDIANA: 5.7%
Aa2	AAA	Indianapolis Local Improvement Bond Bank, Waterworks Project, Series A (Assured Guaranty Insured), 5.5%, 1/1/38	475,000	509,789
Aa3	AAA	Western Boone, Multi School Building Corp (FSA Insured), 5%, 1/10/20	1,015,000	1,158,298

		IOWA: 1.8%
Aa3	nr	Ankeny-Series B, 4%, 6/1/17	500,000	533,425

		KENTUCKY: 0.4%
Aa3	nr	Laurel County Finance Corp. School Building Revenue (FSA Insured), 4%, 6/1/16	110,000	120,045

		MARYLAND: 0.3%
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue (ETM), 6.8%, 7/1/16	70,000	80,648

		MASSACHUSETTS: 4.0%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,152,970

		MICHIGAN: 5.3%
A2	A+	Charles Stewart Mott Community College (MBIA Insured), 5%, 5/1/18	720,000	772,690
Aa3	AA-	Detroit City School District (FGIC Insured), 6%, 5/1/20	300,000	322,677
A1	AA-	Redford United School District (AMBAC Insured), 5%, 5/1/22	410,000	432,378

		MISSISSIPPI: 4.2%
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM)(Wastewater Treatment Facilities)(FGIC Insured), 7.75%, 2/1/14	500,000	626,515
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM)(Wastewater Treatment Facilities)(FGIC Insured), 8.5%, 2/1/13	500,000	585,275

		MISSOURI: 6.6%
A1	nr	O Fallon Certificate of Participation, 5.25%, 11/1/16 (NATL-RE Insured)	100,000	109,387
Aaa#	AAA	Jefferson County School District (ETM), 6.7%, 3/1/11	105,000	108,952
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	339,147
Aa1	AA+	Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	346,983
Aaa#	AAA	Missouri State Highway & Transportation, Street & Road Revenue (Prerefunded 2/1/11 @100), 5.25%, 2/1/20	200,000	210,518
Aaa#	AAA	St Louis County, Mortgage Revenue (ETM)(AMT), 5.65%, 2/1/20	500,000	559,890
Baa2	BBB+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	237,672

		NEW JERSEY: 4.4%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue (ETM), 6.5%, 1/1/16	850,000	1,005,261
Aa1	AAA	New Jersey State Turnpike Authority Revenue, 5.25%, 1/1/28	250,000	289,105

		NEW YORK: 1.8%
Aa3	AA-	Port Authority New York & New Jersey, 5.375%, 3/1/28	455,000	517,499

		NORTH CAROLINA: 12.8%
A1	AA-	Dare County, Certificate of Participation (AMBAC Insured), 5%, 6/1/23	600,000	622,602
nr	nr	Lincolnton Enterprise Systems Revenue, 5%, 5/1/17	800,000	834,056
Baa1	nr	North Carolina Medical Care Community Revenue (HUD Section 8), 5.5%, 10/1/24	500,000	458,315
Aa2	AA+	Raleigh, Certificate of Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	607,918
A1	A+	University North Carolina Systems Pool Revenue Series A (NATL-RE Insured), 5.0%, 10/1/15	215,000	241,959
nr	nr	University North Carolina Systems (AMBAC Insured), 5.25%, 4/1/21	890,000	950,707

		PENNSYLVANIA: 7.5%
A1	A	Lehigh County General Obligation (Lehigh Valley Hospital)(MBIA Insured), 7%, 7/1/16	1,000,000	1,121,640
A1	A+	Pennsylvania Higher Educational Facilities Authority Revenue (MBIA Insured), 5%, 4/01/20	1,000,000	1,045,100

		TEXAS: 8.6%
Aa2	AA+	Sugar Land Public Improvements Certificates General Obligation, 5%, 2/15/28	350,000	376,278
nr	AAA	Harris County, 5.75%, 10/1/24	250,000	292,830
Aa3	AAA	Laredo International Toll Bridge Revenue (FSA Insured), 5%, 10/1/16	100,000	110,574
Aaa#	AAA	Lower Colorado River Authority, Utility Revenue (ETM)(AMBAC Insured), 6.0%, 1/1/17	305,000	369,989
Aa2	AA+	Mueller Local Government, Contract Revenue, 5%, 9/1/24	1,280,000	1,366,387

		VIRGINIA: 4.2%
Aa2	AA+	Fairfax County Redevelopment & Housing Authority Revenue, 5%, 10/1/39	265,000	273,644
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	169,291
A1	nr	Hopewell-Series A, 5.875%, 7/15/34	500,000	534,390
Aa1	AA+	Virginia State Housing Authority, Development Authority Rental Housing, 4.8%, 10/1/39	250,000	243,418

		WASHINGTON: 3.4%
Aa3	AAA	Grays Harbor County Public Utility #001, Electric Revenue (FSA Insured), 5.25%, 7/1/24	605,000	651,797
Aa1	AAA	King County School District #415 Kent (FSA Insured), 5.5%, 6/1/16	300,000	351,582

		WISCONSIN: 2.5%
nr	BBB	Wisconsin Health & Educational Facilities Authority Revenue, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	189,570
A1	A+	Wisconsin Health & Educational Facilities Authority Revenue, Medical College Inc., 5.5%, 12/1/26 (NATL-RE Insured)	250,000	250,030
Aa3	AA	Wisconsin-Series C, 5%, 5/1/24	285,000	299,649

		TOTAL INVESTMENTS (Cost $27,413,461)		$ 28,493,946

		CASH AND RECEIVABLES LESS LIABILITIES: 2.1% of Net Assets		605,040

		NET ASSETS: 100%		$ 29,098,986

See Notes to Quarterly Holdings Report.

Madison Mosaic Virginia Tax-Free Fund
Portfolio of Investments - December 31, 2009 (unaudited)

Credit Rating			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 97.3% of Net Assets

		ECONOMIC DEVELOPMENT: 7.4%
Baa1	A-	Chesterfield County Economic Development Authority Pollution Control Revenue, 5%, 5/1/23	$ 565,000	$ 616,833
Aa2	AA	Newport News Economic Development Authority Revenue, 5%, 7/1/25	745,000	805,300
Aa2	AAA	Roanoke County Economic Development Authority Lease Revenue (Assured Guaranty Insured), 5%, 10/15/16	400,000	461,952

		EDUCATION: 14.2%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/01/21	1,000,000	1,075,110
A3	nr	Prince William County, Development Authority Educational Facilities Revenue, 5%, 10/1/18	150,000	155,291
Aaa	AAA	University of Virginia Revenue Bond, 5%, 6/1/40	255,000	269,494
Aa1	AA+	Virginia College Building Authority, 21st Century College Equipment Series 2, 5%, 2/1/23	500,000	578,110
Aa1	AA	Virginia College Building Authority, Public Higher Education Financing Program Series A, 5%, 9/1/26	140,000	153,691
Aa1	AA+	Virginia College Building Authority, 21st Century College and Equipment Series A, 5%, 2/1/29	375,000	406,845
Aa2	AA	Virginia Polytech Institute & State University Revenue (AMBAC Insured), 5%, 6/1/14	775,000	885,515
A1	AA-	Virginia Public School Authority, Special Obligation Fluvanna County, 5%, 12/1/18	100,000	109,226

		GENERAL OBLIGATION: 12.6%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	232,588
Aa2	AA+	Chesapeake Public Improvements, 4%, 8/1/22	70,000	73,470
A1	nr	Hopewell-Series A, 5.875%, 7/15/34	500,000	534,390
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	535,890
Aaa	AAA	Loudoun County, 5%, 12/1/18	165,000	190,445
Aa2	nr	Prince George (Assured Guaranty Insured), 5%, 2/1/20	200,000	222,860
Aa3	AAA	Richmond (Assured Guaranty Insured), 5%, 7/15/23	750,000	804,157
Aa3	AA	Spotsylvania County (MBIA Insured),4.25%, 1/15/13	250,000	273,757
Aaa	AAA	Virginia State, 5%, 6/1/26	300,000	335,052

		HOSPITAL: 11.9%
A1	nr	Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	1,063,730
nr	A-	Charlotte County Industrial Development Authority, Revenue Bond, Halifax Regional Hospital, 5%, 9/1/16	335,000	340,686
Aa2	AA+	Fairfax County Redevelopment & Housing Authority Revenue Bond, 5%, 10/1/39	300,000	309,786
A3	A	Hanover County Industrial Development Authority, Revenue Bond Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	205,972
A1	A+	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems)(MBIA Insured), 5.5%, 7/1/16	500,000	525,925
Aaa#	AAA	Roanoke Industrial Development Authority, Hospital Revenue (ETM)(Roanoke Memorial Hospitals)(MBIA Insured), 6.125%, 7/1/17	500,000	586,865

		HOUSING: 7.5%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project)(FHA Insured)(AMT), 5.5%, 4/1/28	410,000	410,213
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue (FNMA Insured), 5.6%, 2/01/33	1,250,000	1,263,962
Aa1	AA+	Virginia State Housing Authority, Development Authority Rental Housing, 4.8%, 10/1/39	250,000	243,418

		INDUSTRIAL DEVELOPMENT: 15.6%
Aa1	AA+	Arlington County Industrial Development Authority Revenue, County Projects,Series A, 2.75%, 12/15/17	250,000	249,112
A3	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,011,260
Baa1	A	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project)(MBIA Insured), 4.375%, 11/1/25	500,000	513,020
A3	A	Henrico County Industrial Development Authority Revenue (MBIA Insured), 6%, 8/15/16	300,000	324,444
A1	A	Northwestern Regional Jail Authority, Facilities Revenue (MBIA Insured) 5%, 7/1/19	50,000	53,047
Aa3	nr	Prince William County Economic Development Authority, Lease Revenue, 5.25%, 2/1/18	675,000	781,549
Baa1	A+	Stafford County Industrial Development Authority Revenue, Municipal League Association (MBIA Insured), 4.5%, 8/1/25	700,000	702,716
nr	A	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5%, 8/1/21	315,000	339,227

		LEASING AND OTHER FACILITIES: 3.6%
Aa2	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	795,060
#Aaa	AAA	Puerto Rico Public Finance Corp. (AMBAC Insured)(ETM), 5.5%, 8/1/27	100,000	118,099
			-
		TRANSPORTATION: 2.8%
Aa3	AAA	Puerto Rico Commonwealth Highway and Transportation Authority Revenue (Assured Guaranty Insured), 5.25%, 7/1/34	100,000	105,400
nr	A	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured)(MBIA Insured), 5.25%, 7/15/12	350,000	385,609
nr	A	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured)(MBIA Insured), 5.25%, 7/15/22	200,000	220,148

		UTILITIES: 6.7%
Aa1	AAA	Puerto Rico Electric Power Authority Revenue, (BHAC Insured), 5.25%, 7/1/24	290,000	322,460
Aa3	AAA	Richmond Public Utility Revenue (FSA Insured), 4.5%, 1/15/33	300,000	307,074
A3	nr	Southeastern Public Service Authority Revenue (AMBAC), 5%, 7/1/15	1,000,000	1,097,820

		WATER & WASTE: 15.0%
Aaa	AAA	Fairfax County Water Authority Revenue, 5.25%, 4/1/23	180,000	216,956
nr	BBB	Frederick Regional Sewer System Revenue (AMBAC Insured), 5%, 10/1/15	570,000	654,554
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/13	700,000	781,291
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	169,291
A1	A	Norfolk Water Revenue (MBIA Insured), 5.9%, 11/01/25	210,000	211,275
Aa3	AA+	Upper Occoquan Sewer, Regional Sewer Revenue (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,141,890
Aaa	AAA	Virginia Resource Authority Clean Water Revenue, 5%, 10/1/27	300,000	333,180
Aa2	AA	Virginia Resource Authority Infrastructure Revenue, 4.375%, 5/1/26	305,000	313,546

		TOTAL INVESTMENTS (Cost $23,952,940)		$ 24,818,561

		CASH AND RECEIVABLES LESS LIABILITIES: 2.7% of Net Assets		685,028

		NET ASSETS: 100%		$ 25,503,589

See Notes to Quarterly Holdings Report.

Notes to Quarterly Holdings Report

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board (“FASB”) guidance on fair value measurements effective January 1, 2008.  Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  As of December 31, 2009, none of the Funds held securities deemed as a Level 3.

The following is a summary representing the Fund's investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of December 31, 2009:

	Quoted Prices in Aactive Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/09

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,818,561	$ -	$ 24,818,561
Total	$ -	$ 24,818,561	$ -	$ 24,818,561

National Fund
Long Term Municipal Bonds	$ -	$ 28,493,946	$ -	$ 28,493,946
Total	$ -	$ 28,493,946	$ -	$ 28,493,946

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 22, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 22, 2010